Accounts Receivable (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Credit Loss [Abstract]
Accounts receivable, net	$ 707,509	$ 435,598	$ 134,517
Allowance for doubtful accounts	$ 321,325	$ 259,761	$ 447,498